GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2015	$378,310
Foreign currency translation adjustment	1,427

Balance at December 31, 2016	379,737
Foreign currency translation adjustment	2,992

Balance at December 31, 2017	$382,729

Indefinite Lived Intangible Assets

Intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2017	2016
Indefinite lived intangible assets—Trade names, trademarks and distribution rights		$125,194	$120,288
Finite lived intangible assets:
Customer relationships	10-15 years	73,053	70,194
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	—	369
Accumulated amortization		(38,332)	(33,437)

Finite lived intangible assets, net		35,871	38,276

		$161,065	$158,564

Finite lived intangible assets

Intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2017	2016
Indefinite lived intangible assets—Trade names, trademarks and distribution rights		$125,194	$120,288
Finite lived intangible assets:
Customer relationships	10-15 years	73,053	70,194
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	—	369
Accumulated amortization		(38,332)	(33,437)

Finite lived intangible assets, net		35,871	38,276

		$161,065	$158,564

Amortization Expense Related to Finite Lived Intangible Assets	Annual amortization of finite lived intangible assets for the next five years is expected to approximate the following:

2018	$4,900
2019	$4,900
2020	$4,900
2021	$4,200
2022	$3,500